Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	TenX Keane Acquisition (“TenX”) is filing this registration statement on Form S-4 to register (a) shares of its common stock, par value $0.0001 per share, that will be issued in connection with the merger of TenX Merger Sub, Inc. (“Merger Sub”), which is a wholly-owned subsidiary of TenX, with and into Citius Oncology, Inc. (“SpinCo”), which is currently a wholly-owned subsidiary of Citius Pharmaceuticals, Inc. (“Citius Pharma”), with SpinCo surviving the merger as a wholly-owned subsidiary of TenX, and (b) of those shares of common stock, a certain number of those shares which might be distributed by Citius Pharma to its stockholders immediately after the merger of SpinCo and Merger Sub. Pursuant to the instructions on Form S-4, the proxy statement/prospectus which forms a part of this registration statement is also deemed filed pursuant to TenX’s obligations under Regulation 14A in connection with TenX’s extraordinary general meeting to approve the issuance of common stock in connection with the merger and related proposals described herein. Upon the consummation of the merger, the SpinCo common stock will be immediately converted into shares of New Citius Oncology common stock, following TenX’s domestication as a Delaware corporation and name change to be Citius Oncology, Inc.
Entity Registrant Name	TenX Keane Acquisition
Entity Central Index Key	0001851484
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Ave Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(347)
Local Phone Number	627-0058
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Contact Personnel Name	Taylor Zhang